Chad E. Fickett
Assistant General Counsel

720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

February 15, 2018

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account II

Custom Variable Universal Life File Nos. 333-136124; 811-21933

Executive Variable Universal Life File Nos. 333-136305; 811-21933

EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Commissioners:

We are submitting herewith the following Securities Act of 1933 (“1933 Act”) Post-Effective Amendments (“PEAs”), and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.
Northwestern Mutual Variable Life Account II
Custom Variable Universal Life	17	55
Executive Variable Universal Life	18	56

1. PEAs

Our intention is that PEAs identified above become effective on May 1, 2018, in accordance with paragraph (a) of Rule 485 under the 1933 Act. The PEAs are being filed under Rule 485(a) to make certain revisions to the fees and expenses tables and corresponding Charges and Deductions and/or Charges and Expenses sections. The prospectuses being filed as part of the PEAs referenced above may also contain revisions to update, clarify and/or rearrange certain disclosures therein that might otherwise be filed pursuant to Rule 485(b) under the 1933 Act.

2. Request for Selective Review

Securities and Exchange Commission

February 15, 2018

We respectfully request selective review of the PEAs in accordance with Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) with respect to the material changes to the Fees and Expenses tables and corresponding Charges and Deductions/Charges and Expenses sections. Except for these changes (as well as other routine and/or clarifying changes that might otherwise be filed pursuant to Rule 485(b)), the disclosures in the PEAs are not substantially different from the disclosure that has been recently filed with the Commission and commented on by the Staff as noted in the following table:

Policy	File No.	Filing Date under Rule 485(a) / PEA#	Filing Date under Rule 485(b) / PEA#*	Effective Dates of PEAs
Custom Variable Universal Life	333-136124	02-17-2017 (PEA #15)	04-28-2017 (PEA #16)	05-01-2017
Executive Variable Universal Life	333-136305	02-17-2017 (PEA #16)	04-28-2017 (PEA #17)	05-01-2017

* The combined cover letter to these filings indicates our Responses to SEC Comments, including when comments were received by the Staff.

In order to facilitate the Staff’s review of the PEAs, we will provide to the Staff, under separate cover, copies of the prospectuses marked to show the changes from the prospectuses for the Policies in the currently effective registration statements.

3. Other Information

In addition, please note that as soon as reasonably practicable prior to the effective date of the PEAs, Registrants will amend their registration statements under Rule 485(b) to make any required updates to financial or required information, make any revisions in response to Staff comments or make any other routine and/or clarifying changes.

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209. Thank you for your assistance.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel

Enclosures